Employee Benefit Plans - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended					12 Months Ended										12 Months Ended				12 Months Ended						12 Months Ended									6 Months Ended	12 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended				6 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($) Year	Jun. 30, 2010 USD ($)	Jun. 30, 2009 USD ($)	Dec. 31, 2011 South Deep Gold Mine USD ($)	Dec. 31, 2010 South Deep Gold Mine USD ($)	Dec. 31, 2011 2005 Share Plan Restricted Stock USD ($)	Dec. 31, 2010 2005 Share Plan Restricted Stock	Jun. 30, 2010 2005 Share Plan Restricted Stock	Jun. 30, 2009 2005 Share Plan Restricted Stock	Jun. 30, 2008 2005 Share Plan Restricted Stock	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2009 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2008 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Minimum	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights Maximum	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights U.S. Dollar USD ($)	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights South Africa Rand ZAR	Dec. 31, 2011 GF Management Incentive Scheme ZAR	Jun. 30, 2001 GF Management Incentive Scheme	Dec. 31, 2010 GF Management Incentive Scheme	Jun. 30, 2010 GF Management Incentive Scheme	Jun. 30, 2009 GF Management Incentive Scheme	Jun. 30, 2008 GF Management Incentive Scheme	Dec. 31, 2011 GF Management Incentive Scheme Minimum	Dec. 31, 2011 GF Management Incentive Scheme Maximum	Jun. 30, 2008 Gold Fields Limited 2005 Non-Executive Director Share Plan USD ($)	Nov. 04, 2009 Gold Fields Limited 2005 Non-Executive Director Share Plan	Dec. 31, 2011 Gold Fields Limited 2005 Non-Executive Director Share Plan Restricted Stock	Dec. 31, 2010 Gold Fields Limited 2005 Non-Executive Director Share Plan Restricted Stock	Jun. 30, 2010 Gold Fields Limited 2005 Non-Executive Director Share Plan Restricted Stock	Jun. 30, 2009 Gold Fields Limited 2005 Non-Executive Director Share Plan Restricted Stock	Jun. 30, 2008 Gold Fields Limited 2005 Non-Executive Director Share Plan Restricted Stock	Dec. 31, 2010 Broad-based BEE consortium (BEECO)	Dec. 31, 2011 Broad-based BEE consortium (BEECO)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) South Deep Gold Mine USD ($)	Dec. 31, 2011 Broad-based BEE consortium (BEECO) South Deep Gold Mine USD ($)	Dec. 23, 2010 Broad-based BEE consortium (BEECO) GFI Mining South Africa (Proprietary) Limited ZAR	Dec. 31, 2010 Broad-based BEE consortium (BEECO) GFI Mining South Africa (Proprietary) Limited USD ($)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) GFI Mining South Africa (Proprietary) Limited Excluding South Deep	Dec. 31, 2010 Broad-based BEE consortium (BEECO) Employee Stock Option Person	Dec. 22, 2010 Broad-based BEE consortium (BEECO) Employee Stock Option ZAR	Dec. 31, 2010 Broad-based BEE consortium (BEECO) Preferred Stock Dividends South Deep Gold Mine USD ($)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) Equity Component Equivalent South Deep Gold Mine USD ($)	Dec. 31, 2010 Broad-based BEE consortium (BEECO) Common Class B South Deep Gold Mine ZAR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of providing retirement benefits for defined contribution plans	$ 43.0	$ 87.8	$ 76.0	$ 57.0
Incremental fair value resulting from the modification amounts							17.1																						0.5
Options exercisable												0
Vesting period after grant date																	3 years
Expiration period from grant date																		6 years
SARS exercisable, average exercise price																			$ 13.27	107.91
Options to purchase ordinary shares, outstanding							7,369,112	7,650,081	8,438,663	6,831,964	5,396,887	5,030,143	5,270,597	5,660,272	4,609,626	3,837,937					311,225		976,533	1,352,633	2,304,421	4,212,219					41,900	98,878	135,878	100,200	80,600
Options to purchase ordinary shares, outstanding in the period, exercise price range, lower limit																					60.40
Options to purchase ordinary shares, outstanding in the period, exercise price range, upper limit																					140.66
Option expiration date																											Jan. 03, 2012	Aug. 18, 2013
Option exercising term																					Each option may normally only be exercised by a participant on the following bases: (1) after two years have elapsed from the date on which the option was accepted by the participant, in respect of not more than one-third of the ordinary shares which are the subject of that option; (2) after three years have elapsed from the date on which the option was accepted by the participant, in respect of not more than a further one-third (representing two-thirds cumulatively) of the ordinary shares which are the subject of that option; and (3) after four years have elapsed from the date on which the option was accepted by the participant, in respect of all the ordinary shares which are the subject of that option, subject to revision by the Board of Directors.
Issued ordinary share capital reserved for issuance under all share schemes, percentage																					5.00%	5.00%
Shares reserved for issuance																					35,309,563	22,791,830								47,300
Options to purchase ordinary shares, exercised in the period, market price range, lower limit																					46.23
Options to purchase ordinary shares, exercised in the period, market price range, upper limit																					125.37
Compensation cost related to awards not yet recognized under all four schemes		91.6
Compensation cost related to awards not yet recognized under all four schemes, period of recognition		3
Stock Ownership Per Regulatory Requirement, Percentage																																					26.00%	10.00%			10.75%	1.00%					10.00%
Equity Empowerment Transactions, Description																																				Gold Fields implemented three empowerment transactions which are aimed at complying with the 2014 BEE equity ownership targets.
South African Equity Empowerment Transactions	297.6
Share-based compensation costs, Stock Ownership Plan																																									171.9
Share-based compensation costs	27.0	66.4	53.9	33.7																																		115.5			10.2				21.2	94.3
Employee stock ownership plan, shares issued																																								600,000	13,500,000
Employee stock ownership plan, number of employees																																											47,000
Share-based compensation costs, closing price																																								118.51				122.79
Employee stock ownership plan, market discount rate																																											25.80%
Employee stock ownership plan, minimum restriction period																																											15 years
Percent of ownership interest acquired																																														100.00%
Number of shares issued	720,796,887	723,735,186	705,903,511																																												10,000,000
Ordinary dividend entitlement, per share																																															2
Ordinary shares conversion basis																																															The Class B ordinary shares will convert one-third after ten years and a third thereafter on each fifth year anniversary. For accounting purposes, the dividend represents a liability of Gold Fields to the Class B ordinary shareholders and qualifies as a share-based compensation.
Number Class B ordinary shares will be converted after ten years																																															33.00%
Number Class B ordinary shares will be converted on each fifth year anniversary																																															33.00%
Dividends payable	$ 8.4	$ 3.0			$ 3.4	$ 2.7																																$ 2.7	$ 3.4
Effective interest rate used to discount future dividend payments																																															9.55%